Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets
Receivables on behalf of manachised hotels	¥ 216,476		¥ 187,806
Prepayment for purchase of services	53,365		15,363
VAT recoverable	33,315		17,522
Deposits	9,652		2,331
Prepaid property management fees	3,281		9,333
Contract assets	2,929		5,184
Prepayment for purchase of goods	2,926		4,264
Others	10,767		13,221
Subtotal	332,711		255,024
Less: allowance for doubtful accounts	(1,079)		(3,124)	¥ (3,124)
Total	¥ 331,632	$ 45,433	¥ 251,900